Document and Entity Information	Feb. 17, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001645569
Document Type	8-K
Document Period End Date	Feb. 17, 2022
Entity Registrant Name	DICE THERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40794
Entity Tax Identification Number	47-2286244
Entity Address, Address Line One	279 E. Grand Avenue
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	(650)
Local Phone Number	566-1420
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 Par Value Per Share
Trading Symbol	DICE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false